SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses	$ 51,846,000	$ 50,244,447
Capitalized research and development	2,162,872	1,054,824
Stock-based compensation	261,052	234,350
Accruals	220,923	447,973
Operating lease liabilities	36,761	16,960
Other	559	451
Total gross deferred tax assets	54,528,167	51,999,005
Right-of-use asset	(36,373)	(16,707)
Gross deferred tax liabilities	(36,373)	(16,707)
Less: Deferred tax asset valuation allowance	(54,491,794)	(51,982,298)
Total net deferred tax assets